Investment Securities (Related Adjustments for Nonmarketable Equity Securities) (Detail) - Nonmarketable equity securities - Measurement Alternative - JPY (¥) ¥ in Millions	6 Months Ended
	Sep. 30, 2023	Sep. 30, 2022	Mar. 31, 2023
Investment Securities [Line Items]
Measurement alternative impairment losses	¥ (8,187)	¥ (5,155)
Measurement alternative downward changes for observable prices	(1,567)	(440)
Measurement alternative upward changes for observable prices	783	¥ 5,090
Cumulative impairment losses	27,784		¥ 20,151
Cumulative downward changes for observable prices	2,961		1,393
Cumulative upward changes for observable prices	¥ 59,822		¥ 59,069